Taxation - Schedule of Significant Components of the Net Deferred Tax Assets (Details) - CNY (¥)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carried forward	¥ 3,655,681	¥ 2,788,726
Accrued expenses	86,237	111,329
Lease liabilities	12,510	2,773
Impairment loss on long-lived assets	203,719
Excess advertising expense	45,957	18,656
Total deferred tax assets	4,004,104	2,921,484
Less: valuation allowance	4,004,104	2,918,353	¥ 1,969,757
Total deferred tax assets, net of valuation allowance		3,131
Net off against deferred tax liabilities		(3,131)
Net deferred tax assets
Deferred tax liabilities:
Right-of-use assets		(3,131)
Total deferred tax liabilities		(3,131)
Net off against deferred tax assets		3,131
Net deferred tax liabilities